Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before tax	$ (66,105,430)	$ 17,011,604	$ (87,106,856)
Adjustments to reconcile profit (loss)
Expected credit losses	897,170	12,153,098
Depreciation expenses	574,121	522,963	5,938,167
Amortization expenses	821,201	726,031	1,687,618
(Gain) loss on disposal of property and equipment	(656)	94	70,698
Loss on lease modification			48,488
Share listing expenses			70,104,989
Share-based payment expenses	749,572	695,675
Share-based compensation expenses	201,908	203,676	346,122
Interest expense	732,508	818,065	835,273
Interest income	(1,569,253)	(770,410)	(235,912)
Unrealized exchange loss	22,397,898
Gains on reversal of accounts and other payables		(263,237)	(960,564)
Loss on disposal of subsidiaries			69,335
(Gain) loss on financial liabilities at fair value through profit or loss	59,540,069	(6,050,777)	(437,319)
Loss on financial assets at fair value through profit or loss	46,146	78,128	32,311
Changes in operating assets
Unbilled receivables (Contract assets)	(68,321,552)	(33,487,938)	914,452
Accounts receivable, net	25,548,022	962,163	3,580,932
Inventories	17,917	45,513	83,598
Prepayments	(21,002,839)	(6,017,351)	(1,245,559)
Other receivables	(200,520)	91,993	(628,687)
Other current assets	18,645	(162,359)	(55,832)
Other non-current assets	420,317	(158)	55,361
Changes in operating liabilities
Contract liabilities	165,624	49,128	38,281
Notes payable	(564)		(66)
Accounts payable	14,993,318	4,629,441	(1,378,916)
Other payables	(344,114)	(645,270)	9,129
Provisions	(72,771)	(17,069)	(108,794)
Other current and non-current liabilities	417,229	(62,759)	23,017
Cash outflow generated from operations	(30,076,034)	(9,489,756)	(8,320,734)
Interest received	1,450,168	751,998	235,912
Interest paid	(958,123)	(668,540)	(686,841)
Tax paid	(65,993)	(22,621)	(2,174)
Net cash used in operating activities	(29,649,982)	(9,428,919)	(8,773,837)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss	(588,600)		(1,105,540)
Proceeds from redemption of financial assets at fair value through profit or loss	1,536,555
Acquisition of property and equipment	(542,559)	(297,357)	(2,935,249)
Proceeds from disposal of property and equipment	1,650	6,122
Acquisition of intangible assets	(913,313)	(3,517,971)	(73,093)
Disposal in financial assets at amortized cost	18,068,962		2,187,890
Investment in restricted deposits		(34,599,728)
(Increase) decrease in guarantee deposits	(925,861)	(285,314)	368
Net cash flows from (used in) investing activities	16,636,834	(38,694,248)	(1,925,624)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	10,259,577	28,050,769	12,492,935
Repayments of short-term borrowings	(7,737,059)	(25,205,710)	(20,089,523)
Proceeds from long-term borrowings		1,561,723	3,447,526
Repayments of long-term borrowings	(1,775,257)	(3,193,619)	(4,899,022)
Principal repayment of lease liabilities	(175,653)	(16,344)	(90,549)
Repayments of loan from shareholders	(3,000,000)
Buyback of treasury stocks	(3,626,488)
Payment of transaction cost			(292,416)
Proceeds from capital reorganization			32,324,004
Exercise of public warrants		4,372,875	714,230
Proceeds from preferred shares and private warrants	22,740,625	23,290,000
Exercise of restricted share units		873,500
Proceeds from issuance ordinary share	11,290,005
Net cash flows from financing activities	27,975,750	29,733,194	23,607,185
Effect of foreign exchange rate changes	1,429,743	700,453	143,905
Net increase (decrease) in cash and cash equivalents	16,392,345	(17,689,520)	13,051,629
Cash and cash equivalents at beginning of year	5,306,857	22,996,377	9,944,748
Cash and cash equivalents at end of year	$ 21,699,202	$ 5,306,857	$ 22,996,377